Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5: Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2014	2013

Land	$773,186	$773,186
Buildings and improvements	6,661,148	6,694,149
Equipment	3,254,434	4,808,044
	10,688,768	12,275,379
Less accumulated depreciation	(5,742,785)	(7,096,401)

Net premises and equipment	$4,945,983	$5,178,978